Other receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other receivables [Abstract]
Judicial deposits		R$ 9,887	R$ 6,791
Advances to employees		2,204	5,849
Accounts receivable from non-controlling interest	[1]	10,334	19,125
Advances to suppliers		2,933	1,637
Dividends receivable		1,265	155
Prepaid expenses		7,165	7,356
Other		15,632	5,536
Total		49,420	46,449
Current		34,947	38,763	R$ 34,587
Non-current		R$ 14,473	R$ 7,686	R$ 12,699

[1]	Mainly relates to a receivable from Soma's non-controlling shareholder, Corpus Saneamento e Obras Ltda.